PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Diversified REITs 2.8%
Essential Properties Realty Trust, Inc.	46,889	$1,267,878
Health Care REITs 14.4%
CareTrust REIT, Inc.	653	15,169
Community Healthcare Trust, Inc.	11,760	558,130
Global Medical REIT, Inc.	69,035	1,018,956
New Senior Investment Group, Inc.	110,287	968,320
Ventas, Inc.	3,476	198,480
Welltower, Inc.	46,708	3,881,435
		6,640,490
Hotel & Resort REITs 6.3%
Host Hotels & Resorts, Inc.*	40,761	696,606
MGM Growth Properties LLC (Class A Stock)	15,283	559,664
Park Hotels & Resorts, Inc.*	29,195	601,709
Pebblebrook Hotel Trust	23,617	556,180
RLJ Lodging Trust	13,615	207,356
Xenia Hotels & Resorts, Inc.*	14,228	266,490
		2,888,005
Industrial REITs 15.0%
Americold Realty Trust	2,622	99,243
Duke Realty Corp.	23,626	1,118,691
First Industrial Realty Trust, Inc.	17,245	900,706
Prologis, Inc.	31,400	3,753,242
Rexford Industrial Realty, Inc.	17,998	1,024,986
		6,896,868
Office REITs 7.5%
Boston Properties, Inc.	9,505	1,089,178
Columbia Property Trust, Inc.	42,727	743,023
Highwoods Properties, Inc.	18,084	816,854
Kilroy Realty Corp.	11,806	822,170
		3,471,225
Residential REITs 21.9%
American Homes 4 Rent (Class A Stock)	30,854	1,198,678
Camden Property Trust	13,886	1,842,256
Equity Residential	20,369	1,568,413

PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs (cont’d.)
Essex Property Trust, Inc.	9,598	$2,879,496
Invitation Homes, Inc.	14,583	543,800
Sun Communities, Inc.	3,235	554,479
UDR, Inc.	30,138	1,476,159
		10,063,281
Retail REITs 13.9%
Acadia Realty Trust	50,256	1,103,622
National Retail Properties, Inc.	23,847	1,117,947
NETSTREIT Corp.	18,344	423,013
Regency Centers Corp.	18,056	1,156,848
Simon Property Group, Inc.	16,281	2,124,345
Urban Edge Properties	25,214	481,587
		6,407,362
Specialized REITs 17.3%
CyrusOne, Inc.	4,538	324,558
Digital Realty Trust, Inc.	10,225	1,538,453
Equinix, Inc.	3,192	2,561,899
Extra Space Storage, Inc.	6,972	1,142,153
Gaming & Leisure Properties, Inc.	2,317	107,347
Life Storage, Inc.	10,352	1,111,287
Public Storage	3,258	979,648
VICI Properties, Inc.	6,476	200,886
		7,966,231

Total Long-Term Investments (cost $37,024,021)		45,601,340

Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $707,481)(wb)	707,481	707,481

TOTAL INVESTMENTS 100.6% (cost $37,731,502)		46,308,821
Liabilities in excess of other assets (0.6)%		(297,325)

Net Assets 100.0%		$46,011,496

PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3